Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933



                                                                    July 3, 2006

                                         Supplement to the Class A, Class B and
                                                  Class C Shares Prospectus, as
                                                  may be amended, of:

                  Fund                                         Prospectus Date

                  Pioneer America Income Trust                         5/1/06
                  Pioneer AmPac Growth Fund                            5/1/06
                  Pioneer AMT-Free CA Municipal Fund                   5/1/06
                  Pioneer AMT-Free Municipal Fund                      5/1/06
                  Pioneer Balanced Fund                                5/1/06
                  Pioneer Bond Fund                                   11/1/05
                  Pioneer Classic Balanced Fund                       12/1/05
                  Pioneer Cullen Value Fund                           11/1/05
                  Pioneer Emerging Markets Fund                        4/1/06
                  Pioneer Equity Income Fund                           3/1/06
                  Pioneer Equity Opportunity Fund                      4/1/06
                  Pioneer Europe Select Equity Fund                    1/1/06
                  Pioneer Florida Tax Free Income Fund                12/1/05
                  Pioneer Focused Equity Fund                         12/1/05
                  Pioneer Fund                                         5/1/06
                  Pioneer Fundamental Growth Fund                     12/15/05
                  Pioneer Global High Yield Fund                        3/1/06
                  Pioneer Global Select Equity Fund                   12/15/05
                  Pioneer Government Income Fund                       12/1/05
                  Pioneer Growth Leaders Fund                           5/1/06
                  Pioneer Growth Opportunities Fund                     5/1/06
                  Pioneer Growth Shares                                 5/1/06
                  Pioneer High Yield Fund                               3/1/06
                  Pioneer Ibbotson Aggressive Allocation Fund          12/1/05
                  Pioneer Ibbotson Conservative Allocation Fund        12/1/05
                  Pioneer Ibbotson Growth Allocation Fund              12/1/05
                  Pioneer Ibbotson Moderate Allocation Fund            12/1/05
                  Pioneer Independence Fund                            3/10/06
                  Pioneer International Core Equity Fund               12/1/05
                  Pioneer International Equity Fund                     8/1/05
                  Pioneer International Value Fund                      4/1/06
                  Pioneer Mid Cap Growth Fund                           2/1/06
                  Pioneer Mid Cap Value Fund                            3/1/06
                  Pioneer Oak Ridge Large Cap Growth Fund               4/1/06
                  Pioneer Oak Ridge Small Cap Growth Fund               4/1/06
                  Pioneer Protected Principal Plus Fund                11/1/02
                  Pioneer Protected Principal Plus Fund II             2/26/03
                  Pioneer Real Estate Shares                            5/1/06
                  Pioneer Research Fund                                 5/1/06
                  Pioneer Select Equity Fund                            4/1/06
                  Pioneer Select Research Growth Fund                 12/15/05
                  Pioneer Select Research Value Fund                  12/15/05
                  Pioneer Select Value Fund                             7/1/06
                  Pioneer Short Term Income Fund                        1/1/06
                  Pioneer Small Cap Value Fund                          4/1/06
                  Pioneer Small and Mid Cap Growth Fund                 5/1/06
                  Pioneer Strategic Income Fund                         2/1/06
                  Pioneer Tax Free Income Fund                          5/1/06
                  Pioneer Value Fund                                    2/1/06

The following supplements the corresponding sections of the prospectus under "Buying, exchanging and selling shares" for all above named funds. Please refer to the prospectus for the main text of the supplemented sections.

Sales Charges: Class A Shares

The following replaces the section entitled "Letter of intent":

You can use a letter of intent to qualify for reduced sales charges in two situations: o If you plan to invest at least $50,000 ($100,000 in the case of Pioneer fixed income funds) (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
o If you include in your letter of intent the value (at the current offering price) of all of your Class A shares of the fund and Class A, Class B or Class C shares of all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). Any share class for which no sales charge is paid cannot be included under the letter of intent. For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Qualifying for a reduced Class A sales charge

The first five bullet points under the section entitled "Class A purchases at net asset value are available to": are replaced with the following bullet points:

o        Current or former trustees and officers of the fund;
o Partners and employees of legal counsel to the fund (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of Pioneer and its affiliates (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser (at the time of initial share purchase);
o Officers, partners, employees or registered representatives of broker-dealers (at the time of initial share purchase) which have entered into sales agreements with the distributor;

The following bullet point is inserted in the section entitled "Class A purchases at net asset value are available to":

o Individuals receiving a distribution consisting of Class Y shares of a Pioneer fund from a trust, fiduciary, custodial or other similar account who purchase Class A shares of the same Pioneer fund within 90 days of the date of the distribution.

General rules on buying, exchanging and selling your fund shares

The following replaces the section entitled "Minimum investment amounts":

Minimum investment amounts
Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. Minimum investment amounts may be waived for share purchases made through certain mutual fund programs (e.g., asset based fee program accounts) sponsored by qualified intermediaries, such as broker-dealers and investment advisers, who have entered into an agreement with Pioneer and purchase and hold such fund shares through omnibus accounts.

                                                                   19562-00-0606
                                      (C)  2006 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                     Member SIPC